Share-based compensation - Measurement of the fair values at grant date of the equity-settled share-based payment plans (Details)	Dec. 15, 2023 USD ($) Y $ / shares	Nov. 08, 2023 USD ($) Y $ / shares	Jan. 20, 2021 USD ($) Y $ / shares
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price			$ 31
Share Options (Alignment Grant) | Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $			$ 25.42
Exercise price			$ 5.79
Weighted average share price			$ 31.00
Expected volatility			60.00%
Expected life | Y			2.32
Risk free rate			0.00%
Share Options (Alignment Grant) | Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $			$ 22.93
Exercise price			$ 8.68
Weighted average share price			$ 31.00
Expected volatility			60.00%
Expected life | Y			2.32
Risk free rate			0.00%
Share Options (Alignment Grant) | Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $			$ 20.68
Exercise price			$ 11.58
Weighted average share price			$ 31.00
Expected volatility			60.00%
Expected life | Y			2.32
Risk free rate			0.00%
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | $	$ 0.65	$ 0.64
Exercise price	$ 4.00	$ 4.00
Weighted average share price	$ 3.55	$ 3.41
Expected volatility	45.32%	45.83%
Expected life | Y	1.55	1.65
Risk free rate	2.37%	3.00%